Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and due from banks	$ 4,473	$ 7,538
Interest-earning deposits with banks	113,461	62,865
Securities available for sale, at fair value	91,299	95,743
Securities held to maturity (fair value $10,750 and $11,461, respectively)	10,837	11,458
Loans held for sale	4,800	4,414
Loans:
Loans held for investment	369,970	356,871
Less allowance for loan losses	(2,374)	(2,458)
Net loans held for investment	367,596	354,413
Premises and equipment, net	14,800	14,728
Interest receivable	1,763	1,709
Restricted stock	1,094	1,067
Bank owned life insurance	8,671	8,546
Other real estate owned	1,047	2,349
Prepaid assets	558	786
Other assets	11,905	11,637
Total assets	632,304	577,253
Deposits:
Demand noninterest-bearing	129,714	113,762
Interest checking and money market accounts	324,391	289,953
Savings deposits	54,784	45,698
Time deposits, $250,000 and over	7,920	7,933
Other time deposits	50,092	55,282
Total deposits	566,901	512,628
Short-term borrowed funds	1,190	1,752
Long-term debt	9,974	9,534
Interest payable	16	148
Other liabilities	9,048	8,651
Total liabilities	587,129	532,713
Off balance sheet items, commitments and contingencies (Note 13)
SHAREHOLDERS’ EQUITY
Common stock, $1.25 par value: 20,000,000 shares authorized; shares issued and outstanding 7,126,541 and 7,112,853, respectively	8,908	8,891
Additional paid-in capital	12,885	12,824
Undivided profits	14,421	13,282
Accumulated other comprehensive loss	(1,694)	(1,107)
Total Uwharrie Capital shareholders’ equity	34,520	33,890
Noncontrolling interest	10,655	10,650
Total shareholders’ equity	45,175	44,540
Total liabilities and shareholders’ equity	$ 632,304	$ 577,253